Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	¥ 111,068	$ 16,044	¥ 101,553	¥ 62,083
Carrying amount of investments	351,773		338,579	237,229	$ 50,814
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	4,009	579	15,680	(4,019)
Carrying amount of investments	37,116		34,872		5,362
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	102,789	14,848	86,504	74,727
Carrying amount of investments	293,521		286,841		42,399
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	4,275	618	987	(4,508)
Carrying amount of investments	21,131		16,856		3,052
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of results of joint ventures, net of tax	(5)	$ (1)	(1,618)	¥ (4,117)
Carrying amount of investments	¥ 5		¥ 10		$ 1